Subordinated Debentures	12 Months Ended
Dec. 31, 2019
Subordinated Debentures
Subordinated Debentures

(10)Subordinated Debentures

In December 2008, the Bank issued $550 thousand of mandatory convertible unsecured subordinated debentures (2008 Debentures). The 2008 Debentures have a maturity date of December 18, 2023 and interest on the 2008 Debentures is paid quarterly at 6%. The 2008 Debentures are convertible into 1 share of the Bank’s common stock for every $15 in principal amount of the 2008 Debentures automatically on such date, if any, as accumulated losses of the Bank first exceed the sum of the retained earnings and capital surplus accounts of the Bank. The 2008 Debentures began to repay principal in eight equal installments which commenced in December of 2016. As of December 31, 2019, $225 thousand of the 2008 Debentures remained outstanding, after pay downs of $119 thousand during 2019.

In December 2011, the Bank issued $1.4 million of mandatory convertible unsecured subordinated debentures (2011 Debentures). The 2011 Debentures have a maturity date of December 31, 2026 and interest on the 2011 Debentures is paid quarterly at 6%. The 2011 Debentures are convertible into 1 share of the Bank’s common stock for every $17 in principal amount of the 2011 Debentures automatically on such date, if any, as accumulated losses of the Bank first exceed the sum of the retained earnings and capital surplus accounts of the Bank.  The 2011 Debentures began to repay principal in eight equal installments which commenced in December of 2019. As of December 31, 2019, $809 thousand of the 2011 Debentures remained outstanding, after pay downs of $116 thousand during 2019.

In April 2013, the Bank issued $1.4 million of mandatory convertible unsecured subordinated debentures (2013 Debentures). The 2013 Debentures have a maturity date of December 31, 2028 and interest on the 2013 Debentures is paid quarterly at 6.5%. The 2013 Debentures are convertible into 1 share of the Bank’s common stock for every $22 in principal amount of the 2013 Debentures automatically on such date, if any, as accumulated losses of the Bank first exceed the sum of the retained earnings and capital surplus accounts of the Bank. As of December 31, 2019, $870 thousand of the 2013 Debentures remained outstanding, after pay downs of $0 thousand during 2019.

In June, August and September 2014, the Bank issued $3 million, $100 thousand, and $7 million of non-convertible unsecured subordinated debentures (2014 Debentures). The 2014 Debentures have maturity dates of June 30, 2024, June 30, 2024 and September 30, 2024, respectively. Interest on all three tranches of the 2014 Debentures is paid quarterly at 7.25%.  As of December 31, 2019, the Coporation redeemed the remaining $7.1 million of 2014 Debentures.

Upon formation of the bank holding company as described in detail in footnote 1, the Corporation assumed the 2008, 2011, 2013 and 2014 Debentures that were originally issued by the Bank.

In December 2019, The Corporation issued $40 million of fixed-to-floating rate mandatory convertible unsecured subordinated debentures (2019 Debentures). The 2019 Debentures have a maturity date of December 30, 2029 and interest on the 2019 Debentures is paid semiannually at 5.375%. The debt issuance costs are included as a direct deduction from the debt liability and these costs are amortized to interest expense using the effective yield method.

The 2008, 2011, and 2013 Debentures are includable as Tier 2 capital for determining the Bank’s compliance with regulatory capital requirements (see footnote 19). The 2019 Debentures are included as Tier 2 capital for the Corporation and as Tier 1 capital for the Bank.